Note 12 - Subsequent Events - 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

12.     SUBSEQUENT EVENTS

On July 1, 2013, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with First National Security Company (“FNSC”) of Hot Springs, Arkansas, pursuant to which FNSC will merge with and into the Company (the “Merger”). Pursuant to the Merger Agreement, shareholders of FNSC will receive, in the aggregate, 6,252,400 shares of Company common stock and $74 million in cash in exchange for their shares of FNSC common stock.

Consummation of the Merger is subject to certain conditions, including, among others, approval of the Merger by Company and FNSC shareholders, the receipt of all required governmental regulatory approvals, accuracy of specified representations and warranties of each party, the performance in all material respects by each party of its obligations under the Merger Agreement, effectiveness of the registration statement to be filed by the Company with the SEC to register shares of Company common stock to be offered to FNSC shareholders, FNSC’s receipt of a tax opinion, and the absence of any injunctions or other legal restraints.

The Merger Agreement contains termination rights which may be exercised by the Company or FNSC in specific circumstances, such as the following: a required regulatory approval has been denied by final, non-appealable action of a governmental entity; the parties are unable to complete the Merger by March 31, 2014; the other party has committed a breach of a representation, warranty or covenant which would prevent a closing condition from being satisfied and the breach is not or cannot be cured within 30 days; or the other party’s board of directors has withdrawn or modified its recommendation of the Merger to its shareholders. If the Merger Agreement is terminated under certain circumstances and either party closes a “superior competing transaction” by March 31, 2015, such party will pay the other party a termination fee of $3 million.

Also on July 1, 2013, an independent special committee of the Board of Directors of the Company authorized management of the Company to (i) sell up to 2,531,645 shares of Company common stock at a price per share equal to $7.90 (the closing price of the Company’s common stock on June 28, 2013) in a private placement to certain accredited investors that have pre-existing relationships with the Company, including Bear State Financial Holdings, LLC (“Bear State”) and certain members of Bear State (the “Private Placement”) and (ii) enter into commitment letter agreements (each a “Commitment Letter”) with five members of Bear State (the “Investors”), which Investors include Richard N. Massey, the Company’s Chairman, and Scott T. Ford, a director of the Company, whereby each Investor agreed to “backstop” a portion of the Private Placement and agreed to purchase up to 506,329 shares of Company common stock in the event the Company is unable to cause the Private Placement to be fully subscribed or is otherwise unable to raise sufficient funds from other sources.  The Company anticipates that the proceeds from the Private Placement will be applied to the cash portion of the Merger consideration to be paid by the Company in the Merger.  In exchange for providing a Commitment Letter, each Investor was issued warrants to purchase 35,443 shares of common stock on the same terms as in the Private Placement.  The Investors will be entitled to customary registration rights with respect to the shares of common stock to be issued pursuant to the Commitment Letters as well as the shares of common stock underlying the warrants.

On July 12, 2013, the Company approached Bear State and inquired as to Bear State’s interest in participating in the Private Placement.  In the event that Bear State agrees to purchase less than the full 2,531,645 shares in the Private Placement, the Company intends to utilize the commitments of the Investors to backstop the Private Placement.  The Company anticipates the closing of the Private Placement will occur immediately prior to the closing of the Merger.

The foregoing summary of the Merger Agreement and terms of the Commitment Letters and the warrants are qualified in their entirety by reference to the full text of the Merger Agreement and the form of Commitment Letter, which are attached as Exhibit 2.1 and Exhibit 10.1, respectively, to the Current Report on Form 8-K filed with the SEC on July 3, 2013, and are incorporated herein by reference.

22.     SUBSEQUENT EVENTS

On January 15, 2013, the OCC issued an order terminating the Cease and Desist Order issued by the OTS on April 12, 2010 (the "Bank Order"), effective immediately. The action also terminated the related Stipulation and Consent to Issuance of Order to Cease and Desist between the Bank and the OTS.

The Bank Order imposed certain restrictions on the Bank, including lending and dividend restrictions. In particular, the Bank was required to seek the prior non-objection from the OCC before making certain kinds of loans. The Bank Order also required the Bank to take certain actions, including the submission to the OCC of capital plans to, among other things, preserve and enhance the capital of the Bank. The Bank Order also required the Bank to maintain a Tier 1 (core) capital ratio of at least 8% and a total risk-based capital ratio of at least 12%.

On January 15, 2013, the Bank also agreed with the OCC to maintain a minimum Tier 1 (core) capital ratio of at least 8% of adjusted total assets and a total risk-based capital ratio of at least 12% of risk-weighted assets.